                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5845

                           Van Kampen Senior Loan Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                   522 Fifth Avenue, New York, New York 10036
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
                   522 Fifth Avenue, New York, New York 10036
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 7/31

Date of reporting period: 10/31/07

Item 1.  Schedule of Investments.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:


VAN KAMPEN SENIOR LOAN
PORTFOLIO OF INVESTMENTS - OCTOBER 31, 2007 (UNAUDITED)

PRINCIPAL
  AMOUNT                                                                                   STATED
  (000)  BORROWER                                                           COUPON        MATURITY*          VALUE
----------------------------------------------------------------------------------------------------------------------
         VARIABLE RATE** SENIOR LOAN INTERESTS   120.2%
         AEROSPACE/DEFENSE   2.5%
$ 10,461 Alion Science and Technology Corp., .......................        7.29 to
            Term Loan ..............................................           7.33%       08/02/09     $   10,094,766
   2,535 Apptis, Inc., Term Loan ...................................        8.14 to
                                                                               9.75        12/20/12          2,382,972
   2,188 Atlantic Marine Services, Term Loan .......................           7.56        03/22/14          2,152,296
   3,433 DeCrane Aircraft Holdings, Inc., Term .....................        7.99 to
            Loan ...................................................           9.25        02/21/13          3,381,259
   1,232 DynCorp International, LLC, Term Loan .....................           7.25        02/11/11          1,191,709
   1,015 Hawker Beechraft Acquisition Co.,
            Revolving Credit Agreement .............................           7.20        03/26/14            994,598
  11,933 Hawker Beechraft Acquisition Co., .........................        6.82 to
            Term Loan ..............................................           7.20        03/26/14         11,695,570
   9,633 IAP Worldwide Services, Inc., Term ........................       11.50 to     12/30/12 to
            Loan ...................................................          17.00        06/30/13          8,440,524
   3,424 ILC Industries, Inc., Term Loan ...........................           7.45        02/24/12          3,372,640
   3,573 Primus International, Inc., Term Loan .....................           7.63        06/07/12          3,501,907
       2 SI International, Inc., Term Loan .........................        7.20 to
                                                                               8.00        02/09/11              2,009
     896 Tri-Star Electronics International, Term ..................        8.20 to
            Loan ...................................................           8.36        02/02/13            877,590
   4,229 Vangent, Inc., Term Loan ..................................           7.62        02/14/13          4,117,745
   3,494 Wesco Aircraft Hardware Corp., Term .......................        7.45 to     09/29/13 to
            Loan ...................................................          10.95        03/28/14          3,469,277
   6,196 Wyle Laboratories, Inc., Term Loan ........................        8.11 to
                                                                               8.13        01/28/11          6,103,131
                                                                                                        --------------
                                                                                                            61,777,993
                                                                                                        --------------
         AUTOMOTIVE   3.5%
   2,864 Accuride Corp., Term Loan .................................           7.13        01/31/12          2,810,585
   1,980 Acument Global Technologies, Inc.,
            Term Loan ..............................................           8.70        08/11/13          1,950,300
     952 Affinia Group, Inc., Term Loan (a) ........................           7.96        11/30/11            951,290
   3,550 Dana Corp., Term Loan (a) .................................           7.98        04/13/08          3,534,785

     750 Federal-Mogul Corp., Term Loan (a) ........................           6.65        12/31/07            747,206
  20,607 Ford Motor Co., Term Loan (a) .............................           8.70        12/15/13         19,876,197
   2,195 Heartland Automotive Holdings, Inc.,
            Term Loan ..............................................          12.25        02/27/12          2,123,193
   9,460 MetoKote Corp., Term Loan .................................        7.76 to
                                                                               8.55        11/27/11          9,330,012
   1,820 Navistar International Corp., Revolving ...................        4.98 to
            Credit Agreement .......................................           8.23        01/19/12          1,792,473
   5,005 Navistar International Corp., Term Loan ...................           8.23        01/19/12          4,929,299
   8,874 Oshkosh Truck Corp., Term Loan ............................           7.45        12/06/13          8,744,954
     499 Performance Transportation Services,
            Inc., Revolving Credit Agreement .......................           8.80        01/26/12            461,984
     344 Performance Transportation Services,
            Inc., Term Loan ........................................           9.75        01/26/12            318,591
   6,983 Polypore, Inc., Term Loan .................................           7.07        07/03/14          6,816,665
   1,485 Precision Partners, Inc., Term Loan .......................           8.70        10/27/13          1,433,025
   9,786 Sensata Technologies, Inc., Term Loan .....................        6.64 to
                                                                               6.76        04/27/13          9,545,873
   2,491 United Components, Inc., Term Loan ........................           7.38        06/30/12          2,444,129
   8,750 Veyance Technologies, Inc., Term Loan .....................           7.46        07/31/14          8,611,461
                                                                                                        --------------
                                                                                                            86,422,022
                                                                                                        --------------
         BANKING   0.5%
  11,213 Dollar Financial Corp., Term Loan .........................        7.95 to
                                                                               8.20        10/30/12         10,902,970
                                                                                                        --------------
         BEVERAGE, FOOD & TOBACCO   7.3%
  10,823 Acosta Sales Co., Inc., Term Loan .........................           7.01        07/28/13         10,606,531
  11,440 Advantage Sales & Marketing, LLC, .........................        6.82 to
            Term Loan ..............................................           7.20        03/29/13         11,053,534
   1,116 B&G Foods, Inc., Term Loan ................................           7.51        02/23/13          1,101,993
   8,896 Birds Eye Foods, Inc., Term Loan ..........................        6.95 to     07/11/12 to
                                                                              10.50        03/22/13          8,617,188
  13,347 Coleman Natural Foods, LLC, Term
            Loan ...................................................          10.01        08/22/12         12,079,270
   3,533 Coleman Natural Foods, LLC, Term ..........................       15.01 to
            Loan (b) ...............................................          15.06        08/22/13          3,038,054
   7,481 Culligan International Co., Term Loan .....................        7.07 to
                                                                               7.45        11/24/12          7,013,672
   4,950 DCI Cheese Co., Term Loan .................................           8.45        08/07/13          4,956,188

  35,368 Dole Food Co., Inc., Term Loan (a) ........................        5.11 to
                                                                               8.50        04/12/13         34,407,899
   7,593 DS Waters of America, Inc., Term Loan .....................        7.07 to
                                                                               7.38        10/25/12          7,421,791
   4,050 DSW Holdings, Inc., Term Loan .............................           9.13        03/07/12          3,948,750
   3,355 Farley's & Sathers Candy Co., Inc., .......................        7.99 to     06/15/10 to
            Term Loan ..............................................          11.38        03/24/11          3,343,727
   5,575 FSB Holdings, Inc., Term Loan .............................        7.38 to     09/29/13 to
                                                                              10.94        03/29/14          5,476,375
   7,482 LJVH Holdings, Inc., Term Loan ............................           7.70        07/19/14          7,323,396
     744 Mafco Worldwide Corp., Term Loan ..........................        7.57 to
                                                                               7.60        12/08/11            723,275
   5,759 Michelina's, Inc., Term Loan ..............................        8.06 to
                                                                               8.44        04/02/11          5,658,675
   5,037 National Dairy Holdings, LP, Term Loan ....................           6.82        03/15/12          4,923,856
   1,270 OSI Foods GmbH & Co. KG, Term
            Loan ...................................................           7.20        09/02/11          1,239,515
   4,447 OSI Group, LLC, Term Loan .................................           7.20        09/02/11          4,338,304
   8,245 PBM Products, LLC, Term Loan ..............................           7.26        09/29/12          8,162,208
   6,891 Pierre Foods, Inc., Term Loan .............................           9.53        06/30/10          6,804,904
   1,604 Pinnacle Foods Group, Inc., Revolving
            Credit Agreement .......................................           7.50        04/02/13          1,604,400
  19,605 Pinnacle Foods Finance, LLC, Term Loan ....................           7.95        04/02/14         18,999,564
   1,343 Smart Balance, Inc., Term Loan ............................           8.38        05/18/14          1,292,878
     309 Volume Services America, Inc.,
            Revolving Credit Agreement .............................           9.00        04/01/10            300,023
   3,900 Volume Services America, Inc., Term .......................        8.43 to
            Loan ...................................................           8.75        10/01/10          3,861,000
                                                                                                        --------------
                                                                                                           178,296,970
                                                                                                        --------------

         BROADCASTING - CABLE   5.1%
   3,739 Cequel Communications, LLC, Term ..........................        7.24 to
            Loan ...................................................           8.50        11/05/13          3,628,560
  68,500 Charter Communications Operating, .........................        6.99 to     03/06/14 to
            LLC, Term Loan (a) .....................................           7.70        09/06/14         65,932,261
  23,905 CSC Holdings, Inc., Term Loan (a) .........................           6.88        03/29/13         23,388,834

     750 CW Media Holdings, Inc., (Canada)
            Term Loan (a) ..........................................           8.50        02/15/15            750,000
   9,975 Discovery Communications Holding,
            LLC, Term Loan .........................................           7.20        05/14/14          9,866,941
   5,536 Knology, Inc., Term Loan ..................................           7.48        06/30/12          5,370,041
   7,516 MCC Iowa, LLC, Term Loan ..................................           6.61        01/31/15          7,299,590
   1,835 Mediacom Communications Corp., ............................        6.36 to
            Term Loan ..............................................           7.02        03/31/10          1,763,683
   1,588 Mediacom Illinois, LLC, Term Loan .........................           6.61        01/31/15          1,544,578
   4,988 RCN Corp., Term Loan ......................................           7.50        05/25/14          4,853,461
                                                                                                        --------------
                                                                                                           124,397,949
                                                                                                        --------------
         BROADCASTING - DIVERSIFIED   0.6%
   8,700 Alpha Topco Ltd., (United Kingdom) ........................        7.92 to     12/31/13 to
            Term Loan ..............................................           9.04        06/30/14          8,538,150
   4,921 Cumulus Media, Inc., Term Loan ............................        6.50 to
                                                                               7.45        06/11/14          4,863,587
   2,338 NEP II, Inc., Term Loan ...................................           7.45        02/16/14          2,237,406
                                                                                                        --------------
                                                                                                            15,639,143
                                                                                                        --------------
         BROADCASTING - RADIO   1.7%
   5,000 Citadel Broadcasting Corp., Term Loan .....................        6.39 to
                                                                               6.83        06/12/14          4,811,250
   7,866 CMP KC, LLC, Term Loan ....................................        9.13 to
                                                                               9.38        05/03/11          7,433,041
  11,463 CMP Susquehanna Corp., Term Loan ..........................        6.85 to
                                                                               7.39        05/05/13         11,119,219
   3,149 Emmis Operating Co., Term Loan ............................           7.17        11/01/13          3,082,328
   1,182 LBI Media, Inc., Term Loan ................................           6.32        03/31/12          1,134,720
   4,033 Multicultural Radio Broadcasting, Inc., ...................        8.47 to     12/18/12 to
            Term Loan ..............................................          11.47        06/18/13          3,992,878
   3,418 NextMedia Operating, Inc., Term Loan ......................        7.05 to     11/15/12 to
                                                                               9.36        11/15/13          3,269,565
   2,233 Regent Broadcasting, LLC, Term Loan .......................           7.45        11/21/13          2,191,254
   3,395 Spanish Broadcasting System, Inc.,
            Term Loan ..............................................           6.95        07/11/12          3,221,348
                                                                                                        --------------
                                                                                                            40,255,603
                                                                                                        --------------
         BROADCASTING - TELEVISION   3.2%
   1,980 Barrington Broadcasting, LLC, Term ........................        7.45 to
            Loan ...................................................           7.75        08/12/13          1,957,725
   3,500 NV Broadcasting, LLC, Term Loan ...........................           8.13        11/01/13          3,482,500
   3,242 Sunshine Acquisition, Ltd., Term Loan .....................           7.17        03/20/12          3,180,723

  72,819 Univision Communications, Inc., Term ......................        7.00 to     03/29/09 to
            Loan ...................................................           7.25        09/29/14         69,576,091
                                                                                                        --------------
                                                                                                            78,197,039
                                                                                                        --------------
         BUILDINGS & REAL ESTATE   3.2%
   2,500 California Coastal Communities, Inc.,
            Term Loan ..............................................           7.79        09/15/11          2,475,000
   2,500 El Ad IDB Las Vegas, LLC, Term Loan (a) ...................           7.87        08/10/08          2,475,000
  13,914 Ginn LA CS Borrower, LLC, Term Loan (b) ...................        8.60 to     06/08/11 to
                                                                              12.70        06/08/12         10,975,457
   9,800 Kyle Acquisition Group, LLC, Term .........................                    07/20/08 to
            Loan ...................................................           8.38        07/20/10          9,138,500
     602 Lake at Las Vegas Joint Venture, LLC,
            Revolving Credit Agreement (b) .........................          24.60        06/20/12            395,216
   5,474 Lake at Las Vegas Joint Venture, LLC, .....................       11.21 to     01/24/08 to
            Term Loan (b) ..........................................          15.31        06/20/12          3,936,637
   3,573 Landsource Communities Development,
            LLC, Term Loan .........................................           8.25        02/27/13          3,183,797
   3,200 LNR Property Corp., Term Loan .............................           8.11        07/12/11          3,128,000
   4,305 London Arena & Waterfront Finance,
            LLC, (United Kingdom) Term Loan ........................           8.20        03/08/12          4,283,126
   3,047 NLV Holdings, LLC, Term Loan ..............................        7.57 to     05/09/11 to
                                                                              11.82        05/30/12          2,542,552
   7,485 Realogy Corp., Term Loan ..................................        7.97 to
                                                                               8.24        10/10/13          6,976,232
   5,200 Re/Max International, Inc., Term Loan .....................        7.24 to
                                                                               7.47        12/15/07          5,148,000
   2,376 Shea Capital I, LLC, Term Loan ............................           7.20        10/27/11          2,037,420
   1,546 Shea Mountain House, LLC, Term Loan .......................           6.75        05/11/11          1,321,899
   3,154 South Edge, LLC, Term Loan ................................        6.56 to     10/31/08 to
                                                                               6.81        10/31/09          2,885,177
     360 Standard Pacific Corp., Term Loan .........................           7.27        05/05/13            304,200
   3,964 Tamarack Resort, LLC, Term Loan ...........................        8.45 to
                                                                              11.75        05/19/11          3,468,500
   7,000 WCI Communities, Inc, Term Loan ...........................           8.62        12/23/10          6,730,500
   6,193 Yellowstone Development, LLC, Term
            Loan ...................................................           7.19        09/30/10          5,883,636
                                                                                                        --------------
                                                                                                            77,288,849
                                                                                                        --------------

         BUSINESS EQUIPMENT & SERVICES   4.3%
   8,287 Affiliated Computer Services, Inc., .......................        6.79 to
            Term Loan ..............................................           7.12        03/20/13          8,198,980
   9,776 AlixPartners, LLP, Term Loan ..............................           7.25        10/12/13          9,617,263
   3,150 Audio Visual Services Corp., Term
            Loan ...................................................           7.42        02/28/14          3,051,562
   1,244 BakerCorp, Term Loan ......................................        7.00 to
                                                                               7.61        05/08/14          1,218,875
   5,058 Cellnet Group, Inc., Term Loan ............................        7.20 to
                                                                               7.45        07/22/11          4,920,162
   1,916 Contec, LLC, Term Loan ....................................           7.75        06/15/12          1,882,508
   2,660 Crawford & Co., Term Loan .................................           7.45        10/30/13          2,613,378
   5,491 Edwards (Cayman Islands II), Ltd., Term ...................        7.54 to     05/31/14 to
            Loan ...................................................          11.29        11/30/14          5,021,775
   1,650 Euronet Worldwide, Inc., Term Loan (a) ....................        6.75 to
                                                                               7.20        04/14/14          1,636,594
   4,455 First American Payment Systems, LP,
            Term Loan ..............................................           8.50        10/06/13          4,410,450
   4,988 HydroChem Industrial Services, Inc.,
            Term Loan ..............................................           7.35        07/12/13          4,962,563
   2,494 Information Resources, Inc., Term Loan ....................        6.64 to
                                                                               7.25        05/16/14          2,421,837
   2,249 InfoUSA, Inc., Term Loan ..................................           7.20        02/14/12          2,215,270
   7,373 KAR Holdings, Inc., Term Loan .............................           7.45        10/20/13          7,145,713
   3,587 Katun Corp., Term Loan ....................................           9.95        06/30/09          3,532,756
   7,694 NCO Financial Systems, Term Loan ..........................        8.20 to
                                                                               8.50        05/15/13          7,487,576
   4,988 RGIS Services, LLC, Term Loan .............................           7.25        04/30/14          4,800,469
   1,015 Valassis Communications, Inc., Term
            Loan ...................................................           6.95        03/02/14            967,445
   1,063 Verifone, Inc., Term Loan .................................        6.56 to
                                                                               6.71        10/31/13          1,059,138
  29,490 VNU, Inc., Term Loan ......................................           7.36        08/09/13         28,756,617
                                                                                                        --------------
                                                                                                           105,920,931
                                                                                                        --------------

         CHEMICALS, PLASTICS & RUBBER   5.3%
     896 Arizona Chemical Co., Term Loan ...........................           7.54        02/28/13            864,158
   1,908 Becker-Underwood, Inc., Term Loan .........................        8.70 to     03/31/10 to
                                                                              10.25        09/30/11          1,879,843
   2,494 Bond US Holdings, Inc., Term Loan .........................           8.10         7/10/14          2,431,406
  12,600 Brenntag Holdings GmbH & Co. KG, ..........................        7.39 to     01/17/14 to
            (Germany) Term Loan ....................................           9.39        07/17/15         12,321,287
     525 Celanese Holdings, LLC,  Term Loan ........................        5.12 to
                                                                               6.98        04/02/14            516,534
   1,000 Cristal Inorganic Chemicals US, Inc.,
            Term Loan ..............................................           7.45        05/15/14            972,083
  10,065 Ferro Corp., Term Loan ....................................        6.82 to
                                                                               7.20        06/06/12          9,901,444
   2,927 Fibervisions Delaware Corp., Term
            Loan ...................................................           8.70        03/31/13          2,751,280
   1,837 Foamex LP, Term Loan ......................................        7.14 to
                                                                               8.75        02/12/13          1,770,971
   3,719 Georgia Gulf Corp., Term Loan .............................           7.63        10/03/13          3,679,161
  25,239 Hexion Specialty Chemicals, Inc., Term ....................        7.44 to
            Loan ...................................................           7.50        05/05/13         25,030,071
  15,781 Huntsman International, LLC, Term
            Loan ...................................................           6.64        08/16/12         15,675,251
   5,766 Ineos Holdings, Ltd., (United Kingdom) ....................        7.45 to     12/16/13 to
            Term Loan ..............................................           7.95        12/23/14          5,724,195
     870 INVISTA (Netherlands), Term Loan ..........................           6.70        04/30/10            843,900
   7,481 ISP Chemco Inc., Term Loan ................................        6.81 to
                                                                               7.31        06/04/14          7,324,144
   8,814 Kraton Polymers, LLC, Term Loan ...........................           7.25        05/12/13          8,615,361
   7,442 Lucite International Group Holdings,
            Ltd., (United Kingdom) Term Loan .......................           7.45        07/07/13          7,311,709
   3,134 MacDermid, Inc., Term Loan ................................           7.20        04/12/14          3,058,505
     749 Nusil Technology, LLC, Term Loan ..........................           7.63        10/24/13            745,056
   2,993 OMNOVA Solutions, Inc., Term Loan .........................        7.32 to
                                                                               8.04        05/22/14          2,910,206

   6,348 Rockwood Specialties Group, Inc.,
            Term Loan ..............................................           6.46        12/13/13          6,256,243
   4,350 Valley National Gases, Inc., Term Loan ....................        7.07 to
                                                                               7.45        02/28/14          4,153,779
   3,200 Wellman, Inc., Term Loan ..................................          12.11     02/10/09 to
                                                                                           02/10/10          5,450,588
                                                                                                        --------------
                                                                                                           130,187,175
                                                                                                        --------------
         CONSTRUCTION MATERIAL   1.8%
   7,860 AXIA, Inc., Term Loan .....................................           9.95        12/21/12          6,288,000
   3,564 Beacon Sales Acquisition, Inc., Term ......................        6.75 to
            Loan ...................................................           7.23        09/30/13          3,421,440
   3,000 Brand Services, Inc., Term Loan ...........................       11.19 to
                                                                              11.56        02/07/15          2,892,501
     537 Builders FirstSource, Inc., Term Loan .....................           7.25        08/11/11            520,615
  13,416 Building Materials Corp. of America, ......................        7.81 to     03/15/14 to
            Term Loan ..............................................          10.81        09/15/14         12,090,173
   5,495 Building Materials Holdings Corp., Term
            Loan ...................................................           7.70        11/10/13          5,082,412
   4,918 Contech Construction Products, Inc., ......................        6.82 to
            Term Loan ..............................................           7.13        01/31/13          4,819,386
   1,500 Custom Building Products, Inc., Term
            Loan ...................................................          10.20        04/29/12          1,395,000
   1,775 Nortek, Inc., Term Loan ...................................        7.05 to
                                                                               8.75        08/27/11          1,739,593
   2,138 Panolam Industries International, Inc. ....................
            (Canada), Term Loan ....................................           7.95        09/30/12          2,052,894
   3,757 Professional Paint, Inc., Term Loan .......................        7.63 to     05/31/12 to
                                                                              11.56        05/31/13          3,569,624
                                                                                                        --------------
                                                                                                            43,871,638
                                                                                                        --------------
         CONTAINERS, PACKAGING & GLASS   3.2%
   1,580 Altivity Packaging, LLC, Term Loan (a) ....................        7.00 to
                                                                               7.45        06/30/13          1,572,805
   1,566 Anchor Glass Container Corp., Term ........................        7.00 to
            Loan ...................................................           7.79        05/03/13          1,550,748
   2,500 Berlin Packaging, LLC, Term Loan ..........................        8.35 to
                                                                               8.50        08/17/14          2,462,500
   7,517 Berry Plastics Group, Inc., Term Loan .....................           7.36        04/03/15          7,315,211
     865 Captive Plastics, Inc., Term Loan .........................           7.95        08/18/11            849,992

   9,419 Consolidated Container Co., LLC, Term .....................        7.04 to     03/28/14 to
            Loan ...................................................          11.04        09/28/14          8,664,429
     100 Fleming Packaging Corp., Revolving
            Credit Agreement (c) (d) (e) ...........................           8.00        03/31/03                  0
     871 Fleming Packaging Corp., Term
            Loan (c) (d) (e) .......................................          11.50        08/31/04                  0
   3,641 Graham Packaging Co., Term Loan ...........................        7.50 to
                                                                               8.00        10/07/11          3,577,525
   9,453 Graphic Packaging International Corp., ....................        7.23 to
            Term Loan (a) ..........................................           7.51        05/16/14          9,407,771
     563 Kranson Industries, Inc., Revolving .......................        7.38 to
            Credit Agreement .......................................           8.75        07/31/13            548,759
  13,508 Kranson Industries, Inc., Term Loan .......................           7.45        07/31/13         13,305,798
   5,930 Packaging Dynamics, Term Loan .............................           7.20        06/09/13          5,722,413
   4,045 Pertus Sechzehnte GmbH, (Germany) .........................        7.13 to     06/13/15 to
          Term Loan ................................................           7.38        06/13/16          3,862,952
   2,829 Ranpak Corp., Term Loan ...................................           7.59        12/14/11          2,772,010
   3,188 Smurfit-Stone Container Corp., ............................        7.13 to
            Revolving Credit Agreement .............................           8.75        11/01/09          3,128,061
   2,705 Smurfit-Stone Container Corp., Term .......................        7.13 to
            Loan ...................................................           7.63        11/01/11          2,683,627
   5,650 Tegrant Holding Corp., Term Loan ..........................        7.88 to     03/08/14 to
                                                                              10.63        03/08/15          5,417,250
   5,524 Unifrax Corp., Term Loan ..................................           7.06        05/02/13          5,417,296
                                                                                                        --------------
                                                                                                            78,259,147
                                                                                                        --------------

         DIVERSIFIED MANUFACTURING   1.2%
   2,032 Arnold Magnectic Technologies Corp., ......................        8.95 to     03/06/11 to
            Term Loan ..............................................          10.75        03/06/12          2,023,590
   1,122 Chart Industries, Inc., Term Loan .........................           7.19        10/17/12          1,113,247
   3,500 Euramax International, Inc., Term Loan ....................          13.24        06/29/13          3,055,791
   3,491 Jason, Inc., Term Loan ....................................           8.03        04/30/10          3,403,969
  12,108 Mueller Water Products, Inc, Term .........................        6.50 to
            Loan ...................................................           6.95        05/24/14         11,939,159
   6,296 MW Industries, Inc., Term Loan ............................           8.20        11/01/13          6,327,896

   2,241 Wire Rope Corp. of America, Inc., Term                             7.05 to
            Loan ...................................................           7.45        02/08/14          2,195,864
                                                                                                        --------------
                                                                                                            30,059,516
                                                                                                        --------------
         DURABLE CONSUMER PRODUCTS   0.1%
   3,341 Brown Jordan International, Inc., Term ....................        9.28 to
            Loan ...................................................          10.50        04/30/12          3,241,012
                                                                                                        --------------

         ECOLOGICAL   1.5%
   3,059 Big Dumpster Acquisition, Inc., Term
            Loan ...................................................           7.45        02/05/13          2,905,967
   4,477 Casella Waste Systems, Inc., Term .........................        7.00 to
            Loan ...................................................           7.36        04/28/10          4,406,905
   9,906 Energy Solutions, LLC, Term Loan ..........................        7.30 to     05/28/13 to
                                                                               7.66        06/07/13          9,769,632
   1,162 Environmental Systems Products
            Holdings, Term Loan ....................................           7.50        09/12/12          1,098,169
   3,051 LVI Services, Inc., Term Loan .............................        9.55 to
                                                                               9.95        11/16/11          2,943,937
   4,043 Synagro Technologies, Inc., Term Loan .....................        7.50 to     04/02/14 to
                                                                              10.25        10/02/14          3,932,052
  12,709 Waste Services, Inc., Term Loan ...........................           7.38        03/31/11         12,518,346
                                                                                                        --------------
                                                                                                            37,575,008
                                                                                                        --------------
         EDUCATION & CHILD CARE   2.1%
   6,215 Educate, Inc., Term Loan ..................................        7.45 to     06/14/13 to
                                                                              10.45        06/14/14          6,141,532
   9,548 Education Management, LLC, Term
            Loan ...................................................           7.00        06/01/13          9,285,178
  12,500 Nelson Education Ltd., (Canada) Term Loan .................           7.70        07/05/14         11,734,375
  25,000 TL Acquisitions, Inc., Term Loan ..........................           7.95        07/05/14         24,236,100
                                                                                                        --------------
                                                                                                            51,397,185
                                                                                                        --------------
         ELECTRONICS   3.6%
   2,500 Aeroflex, Revolving Credit Agreement ......................           8.12        08/15/13          2,350,000
  12,379 Dealer Computer Services, Inc., Term ......................        7.20 to     10/26/12 to
            Loan (a) ...............................................          10.70        10/26/13         12,175,558
   1,500 Deutsche Connector Group, (France) ........................        7.89 to     06/22/14 to
           Term Loan ...............................................           8.14        06/22/15          1,422,500
     990 H3C Holdings, Ltd., (Cayman Islands)
            Term Loan ..............................................           8.14        09/28/12            950,400
   4,950 Infor Enterprise Solutions Holdings,
            Inc., Term Loan ........................................           8.95        07/28/12          4,826,250

   3,687 Intergraph Corp., Term Loan ...............................        6.82 to
                                                                               7.51        05/29/14          3,617,663
   7,481 Kronos, Inc., Term Loan ...................................           7.45        06/11/14          7,252,137
   2,915 Network Solutions, LLC, Term Loan .........................        7.26 to
                                                                               7.70        03/07/14          2,769,322
   2,481 Nuance Communications, Inc., Term
            Loan ...................................................           6.76        03/31/13          2,418,306
   1,353 ON Semiconductor Corp., Term Loan .........................           6.95        09/03/13          1,330,819
  13,577 Open Solutions, Inc., Term Loan ...........................           7.28        01/23/14         13,025,083
   4,058 Open Text Corp., Term Loan ................................           7.00        10/02/13          3,994,752
     396 Stratus Technologies, Inc., Term Loan .....................           8.95        03/29/11            374,220
     228 Sungard Data Systems, Inc., Revolving
            Credit Agreement .......................................           7.75        08/11/11            214,019
  24,545 Sungard Data Systems, Inc., Term
            Loan ...................................................           7.36        02/28/14         24,265,935
   7,038 Verint Systems, Inc., Term Loan ...........................           8.11        05/25/14          6,880,097
                                                                                                        --------------
                                                                                                            87,867,061
                                                                                                        --------------
         ENTERTAINMENT & LEISURE   6.3%
   1,965 AMC Entertainment, Inc., Term Loan ........................           6.61        01/26/13          1,934,144
   7,377 Bombardier Capital, Inc., Term Loan .......................        7.63 to
                                                                               7.70        06/28/13          7,183,563
  23,555 Cedar Fair, LP, Term Loan .................................        6.75 to
                                                                              15.50        08/30/12         23,128,278
   5,410 Cinemark USA, Inc., Term Loan .............................        6.98 to
                                                                               7.45        10/05/13          5,298,485
   5,852 Fender Musical Instruments Corp.,
            Term Loan ..............................................           7.65        06/09/14          5,647,180
   2,233 Gibson Guitar Corp., Term Loan ............................           7.70        12/29/13          2,188,463
   4,000 Hicks Sports Group, LLC, Term Loan ........................           7.75        12/22/10          3,930,000
     231 Metro-Goldwyn-Mayer Studios, Inc.,
            Revolving Credit Agreement .............................           8.12        04/08/10            214,615
  54,386 Metro-Goldwyn-Mayer Studios, Inc.,
            Term Loan ..............................................           8.45        04/08/12         52,278,485
   1,971 Mets, LP, Term Loan .......................................           6.86        07/25/10          1,932,000
   5,714 Panavision, Inc., Term Loan ...............................        8.44 to
                                                                               9.04        03/30/11          5,520,757

   3,758 Playcore Holdings, Inc., Term Loan ........................        7.70 to
                                                                               9.00        02/21/14          3,663,793
  22,519 Regal Cinemas, Inc., Term Loan ............................           6.70        10/27/13         22,052,285
   2,660 Tigers Ballpark, LLC, Term Loan ...........................           6.94        08/15/10          2,660,000
  10,273 True Temper Sports, Inc., Term Loan .......................        8.62 to     03/15/11 to
                                                                              10.51        06/30/11          9,745,037
   7,172 Universal City Development Partners, ......................        7.10 to
            LP, Term Loan ..........................................           7.64        06/09/11          7,109,516
                                                                                                        --------------
                                                                                                           154,486,601
                                                                                                        --------------
         FARMING & AGRICULTURE   0.3%
   6,913 WM. Bolthouse Farms, Inc. Term Loan (a) ...................        7.50 to     12/16/12 to
                                                                              10.70        12/16/13          6,852,860
                                                                                                        --------------
         FINANCE   3.8%
   3,601 DCS Business Services, Inc., Term .........................       10.50 to     02/04/11 to
            Loan ...................................................          13.25        08/04/11          3,129,669
  16,000 First Data Corp., Term Loan ...............................           7.96        09/24/14         15,457,392
   6,257 Grosvenor Capital Management ..............................        7.13 to
            Holdings, LLP, Term Loan ...............................           7.58        12/05/13          6,163,330
  10,467 iPayment, Inc., Term Loan .................................        6.75 to
                                                                               7.20        05/10/13          9,996,364
   8,435 LPL Holdings, Inc., Term Loan .............................           7.20        06/28/13          8,329,907
   2,000 Metavante Corp., Term Loan B ..............................           6.66        11/01/14          1,957,500
   1,592 Munder Capital Management, Term ...........................        6.82 to
            Loan ...................................................           6.98        12/29/12          1,568,048
   8,700 National Processing Company Group, ........................        8.13 to     09/29/12 to
            Term Loan ..............................................          11.74        09/29/14          8,584,219
   7,950 Outsourcing Solutions, Inc., Term Loan ....................          10.32        09/30/10          7,909,782
   9,205 Oxford Acquisition III, Ltd., (United Kingdom)
             Term Loan .............................................           6.90        05/11/14          8,759,748
   4,181 Riskmetrics Group Holdings, LLC, ..........................        7.45 to     01/11/14 to
            Term Loan ..............................................          10.70        07/11/14          4,141,852
   7,500 RJO Holdings Corp., Term Loan .............................        7.76 to     07/12/14 to
                                                                              11.51        07/12/15          6,881,250
  10,162 Transfirst Holdings, Inc., Term Loan ......................        7.95 to     06/15/14 to
                                                                              11.20        06/15/15          9,790,931
                                                                                                        --------------
                                                                                                            92,669,992
                                                                                                        --------------

         GROCERY   0.4%
   8,475 Roundy's Supermarkets, Inc., Term
            Loan ...................................................           8.46        11/03/11          8,446,394
                                                                                                        --------------

         HEALTH & BEAUTY   1.5%
   7,256 American Safety Razor Co., Term ...........................        7.35 to     07/31/13 to
            Loan (a) ...............................................          11.69        01/30/14          7,221,687
   3,244 Bare Escentuals Beauty, Inc., Term
            Loan (a) ...............................................           7.35        02/18/12          3,211,782
  10,010 Marietta Intermediate Holdings Corp., .....................        9.12 to     12/17/10 to
            Term Loan (b) ..........................................          13.15        12/17/11          8,534,112
   5,665 Philosophy, Inc., Term Loan ...............................        6.85 to
                                                                               6.99        03/16/14          5,070,097
  12,724 Prestige Brands Holdings, Inc., Term ......................        7.09 to
            Loan ...................................................           7.76        04/06/11         12,660,179
                                                                                                        --------------
                                                                                                            36,697,857
                                                                                                        --------------
         HEALTHCARE   10.6%
   8,635 American Medical Systems, Inc., Term ......................        7.44 to
            Loan ...................................................           7.81        07/20/12          8,429,676
  15,086 Capella Healthcare, Inc., Term Loan .......................        7.70 to     11/30/12 to
                                                                              10.70        11/30/13         14,707,747
   7,481 Cardinal Health 409, Inc., Term Loan ......................           7.45        04/10/14          7,208,888
     399 Cardinal Health 409, Inc., Revolving Credit................        5.09 to
            Agreement ..............................................           7.46        04/10/14            365,846
  51,597 Community Health Systems, Inc., Term
            Loan (a) ...............................................           7.76        07/25/14         50,468,375
   2,244 Concentra, Inc., Term Loan ................................           7.45        06/25/14          2,185,460
   5,044 CRC Health Group, Inc., Term Loan .........................        7.45 to
                                                                               7.61        02/06/13          4,933,711
   7,474 DSI Renal, Inc., Term Loan ................................           7.50        03/31/13          7,324,127
     875 Emdeon Business Services, LLC, Term
            Loan ...................................................           7.45        11/16/13            862,238
   2,367 FHC Health Systems, Inc., Term ............................       12.33 to
            Loan (a) ...............................................          14.33        12/18/09          2,402,914
     699 Genoa Healthcare Group, LLC, Term .........................        8.70 to
            Loan ...................................................           9.50        08/10/12            694,528
     364 Golden Living, Term Loan (a) ..............................           7.57        03/14/11            362,465
   8,432 Harlan Sprague Dawley, Inc., Term .........................        7.50 to
            Loan ...................................................           7.75        07/11/14          8,316,105
  58,052 HCA, Inc., Term Loan ......................................        7.20 to     11/17/12 to
                                                                               7.45        11/17/13         56,659,402
  15,821 Health Management Associates, Inc., .......................        6.50 to
            Term Loan ..............................................           6.95        02/28/14         15,152,527
   3,307 HealthCare Partners, LLC, Term Loan .......................           6.58        10/31/13          3,224,186

   5,607 Iasis Healthcare, LLC, Term Loan ..........................        7.07 to
                                                                               7.72        03/15/14          5,359,986
  10,973 Inverness Medical Innovations, Inc.,
            Term Loan ..............................................           7.20        06/26/14         10,766,766
   9,538 Lifepoint Hospitals, Inc., Term Loan ......................           7.17        04/15/12          9,372,376
     613 Matria Healthcare, Inc., Term Loan ........................        7.20 to
                                                                               7.50        01/19/12            600,538
  19,992 Multiplan, Inc., Term Loan ................................           7.25        04/12/13         19,609,064
     600 Select Medical Corp., Revolving Credit ....................        7.37 to
            Agreement ..............................................           9.00        02/24/11            555,000
   2,425 Sterigenics International, Inc., Term .....................        7.76 to
            Loan ...................................................           7.95        11/21/13          2,345,846
   2,318 Sun Healthcare Group, Inc., Term Loan .....................        6.89 to
                                                                               7.38        04/12/14          2,260,472
  11,970 Surgical Care Affiliates, LLC, Term
            Loan ...................................................           7.45        12/29/14         11,551,050
     336 Surgical Care Affiliates, Revolving
            Credit Agreement .......................................           7.45        06/29/13            305,760
   8,781 United Surgical Partners International, ...................        7.37 to
            Inc., Term Loan ........................................           7.43        04/19/14          8,467,990
   4,489 Viant Holdings, Inc., Term Loan ...........................           7.45        06/25/14          4,208,203
                                                                                                        --------------
                                                                                                           258,701,246
                                                                                                        --------------

         HOME & OFFICE FURNISHINGS, HOUSEWARES & DURABLE
         CONSUMER PRODUCTS   0.8%
   9,973 Generation Brands, LLC, Term Loan .........................        7.64 to     12/20/12 to
                                                                              11.63        06/20/13          8,846,052
     208 Hunter Fan Co., Revolving Credit
                     Agreement .....................................           9.00        04/16/13            187,500
   2,368 Hunter Fan Co., Term Loan .................................        8.03 to     04/16/14 to
                                                                              12.28        10/16/14          2,075,172
     498 Lenox, Inc., Term Loan ....................................        9.32 to
                                                                               9.57        04/20/13            467,650
   7,400 National Bedding Co., LLC, Term
            Loan ...................................................           9.75        08/31/12          6,863,500
                                                                                                        --------------
                                                                                                            18,439,874
                                                                                                        --------------

         HOTELS, MOTELS, INNS & GAMING   5.6%
   7,642 BLB Worldwide Holdings, Inc., Term ........................        7.26 to     08/23/11 to
            Loan ...................................................           9.72        07/18/12          7,394,719
   8,171 Cannery Casino Resorts, LLC, Term .........................        7.46 to
            Loan ...................................................           7.97        05/18/13          7,936,145
   2,227 Golden Nugget, Inc., Term Loan ............................        6.82 to
                                                                               7.05        06/30/14          2,166,023
  10,638 Greektown Casino, LLC, Term Loan ..........................           8.00        12/03/12         10,266,085
   8,857 Green Valley Ranch Gaming, LLC, ...........................        7.20 to
            Term Loan ..............................................           7.54        02/16/14          8,679,404
   4,325 Greenwood Racing, Inc., Term Loan .........................           7.01        11/28/11          4,243,746
   9,487 Herbst Gaming, Inc., Term Loan ............................        8.14 to
                                                                               8.20        12/02/11          9,444,015
   6,572 Isle of Capri Casinos, Inc., Term Loan ....................        6.64 to
                                                                               6.74        07/26/14          6,342,575
   3,649 Kuilima Resort Co., Term Loan (d) .........................          13.00        09/30/11          1,368,356
  30,269 Las Vegas Sands, LLC/Venetian
            Casino, Term Loan ......................................           6.95        05/23/14         29,435,117
   3,700 Magnolia Hill, LLC, Term Loan .............................           8.02        10/30/13          3,700,000
   9,500 MGM Mirage, Term Loan .....................................        6.11 to
                                                                               6.53        10/03/11          9,188,286
   2,500 Riviera Holdings Corp., Term Loan .........................           7.20        06/08/14          2,478,125
     582 Scientific Games Corp., Revolving .........................        6.76 to
                 Credit Agreement ..................................           8.50        12/23/09            573,270
  10,700 Venetian Macau, Ltd., Term Loan ...........................        7.45 to     05/26/12 to
                                                                               8.20        05/26/13         10,500,327
  10,215 Wimar OpCo, LLC, Term Loan ................................           7.45        01/03/12          9,985,439
  11,537 Yonkers Racing Corp., Term Loan ...........................          10.88        08/12/11         11,565,411
                                                                                                        --------------
                                                                                                           135,267,043
                                                                                                        --------------
         INSURANCE   2.8%
   9,975 AmWins Group Inc, Term Loan ...............................        8.05 to
                                                                               8.17        06/08/13          9,476,250
   4,950 Applied Systems, Inc., Term Loan ..........................        7.40 to
                                                                               7.70        09/26/13          4,851,000
   2,488 Audatex North America, Inc., Term
            Loan ...................................................           7.69        05/16/14          2,450,188
   2,212 CCC Information Services Group, Inc.,
            Term Loan (a) ..........................................           7.71        02/10/13          2,192,675
   7,500 Concord Re, Ltd., Term Loan (a) ...........................           9.23        02/29/12          7,462,500

  10,056 HMSC Holdings Corp., Term Loan ............................        7.46 to     04/03/14 to
                                                                              10.71        10/03/14          9,533,187
   8,041 Mitchell International, Inc., Term Loan ...................        7.20 to     03/28/14 to
                                                                              10.50        03/28/15          7,469,360
     800 USI Holdings Corp., Revolving Credit
            Agreement ..............................................           7.70        05/05/13            744,000
  13,300 USI Holdings Corp., Term Loan .............................           7.95        05/05/14         13,100,500
  10,028 Vertafore, Inc., Term Loan ................................        8.01 to     01/31/12 to
                                                                              11.51        01/31/13          9,813,337
                                                                                                        --------------
                                                                                                            67,092,997
                                                                                                        --------------
         MACHINERY   0.6%
   5,269 Alliance Laundry Holdings, LLC, Term ......................        7.67 to
            Loan (a) ...............................................           7.86        01/27/12          5,242,335
     985 Douglas Dynamics Holdings, Inc., Term
            Loan ...................................................           7.45        05/21/13            940,687
   2,340 Gleason, Inc., Term Loan (a) ..............................        7.25 to
                                                                               7.75        06/30/13          2,319,317
   4,480 Stolle Machinery Co., LLC, Term Loan ......................        7.50 to     09/29/12 to
                                                                              11.25        09/29/13          4,424,000
   1,093 United Rentals (North America), Inc.,
            Term Loan ..............................................           7.13        02/14/11          1,089,563
                                                                                                        --------------
                                                                                                            14,015,902
                                                                                                        --------------
         MEDICAL PRODUCTS & SERVICES   2.3%
   3,500 Accellent, Inc., Term Loan ................................           8.01        11/22/12          3,342,204
   4,229 Advanced Medical Optics, Inc. Term ........................        6.57 to
            Loan ...................................................           7.29        04/02/14          4,080,744
   6,780 AGA Medical Corp., Term Loan ..............................           7.17        04/28/13          6,483,013
  20,000 Biomet Inc., Term Loan (a) ................................           8.20        03/25/15         19,930,680
   7,500 Carestream Health, Inc., Term Loan ........................        6.75 to
                                                                               7.33        04/30/13          7,272,660
   3,292 DaVita, Inc., Term Loan ...................................        6.26 to
                                                                               7.01        10/05/12          3,229,567
   2,500 Hologic, Inc., Term Loan ..................................           7.50        03/31/13          2,490,625
   8,500 VWR Funding, Inc., Term Loan ..............................           7.70        06/29/14          8,226,410
                                                                                                        --------------
                                                                                                            55,055,903
                                                                                                        --------------
         MINING, STEEL, IRON & NON-PRECIOUS METALS   0.2%
     798 John Maneely Co., Term Loan ...............................        8.50 to
                                                                               8.61        12/08/13            746,369

   3,325 Novelis Corp., Term Loan ..................................        7.20 to
                                                                               7.36        07/06/14          3,240,489
                                                                                                        --------------
                                                                                                             3,986,858
                                                                                                        --------------
         NATURAL RESOURCES   1.8%
     401 Boston Generating, LLC, Revolving
            Credit Agreement .......................................           7.57        12/20/13            393,734
   7,851 Boston Generating, LLC, Term Loan .........................           7.45        12/20/13          7,714,500
   2,800 CDX Funding, LLC, Term Loan ...............................          11.39        03/31/13          2,702,000
   2,969 Dresser, Inc., Term Loan ..................................        7.32 to
                                                                               8.01        05/04/14          2,914,676
   3,682 El Paso Corp., Term Loan ..................................           6.44        08/01/11          3,638,473
   2,494 Hercules Offshore, Inc., Term Loan ........................           6.99        07/11/13          2,465,695
   1,207 Hudson Products Holdings, Inc., Term ......................        7.88 to
            Loan ...................................................           7.89        12/05/13          1,188,575
   1,572 Key Energy Services Group, Inc., Term .....................        7.25 to
            Loan ...................................................           7.86        06/30/12          1,567,579
     455 Targa Resources, Inc., Term Loan ..........................        7.20 to
                                                                               7.54        10/31/12            451,422
  15,525 Western Refining, Inc., Term Loan .........................           6.57        05/30/14         15,246,839
   4,500 Willbros USA, Inc., Term Loan .............................           9.75        10/27/09          4,466,250
                                                                                                        --------------
                                                                                                            42,749,743
                                                                                                        --------------
         NON-DURABLE CONSUMER PRODUCTS   2.9%
  11,234 Aearo Technologies, Inc., Term Loan .......................        7.45 to     09/24/13 to
                                                                              10.70        06/01/14         10,860,402
   4,080 Amscan Holdings, Inc., Term Loan ..........................        7.35 to
                                                                               7.75        05/25/13          3,957,115
   2,000 Bausch & Lomb Inc., Term
            Loan (a) ...............................................           8.14        04/27/15          2,005,626
   7,347 Easton-Bell Sports, Inc., Term Loan .......................        6.85 to
                                                                               6.90        03/16/12          7,139,178
  11,083 Huish Detergents, Inc., Term Loan .........................        7.20 to     04/26/14 to
                                                                               9.45        10/26/14         10,477,246
   8,776 JohnsonDiversey, Inc., Term Loan ..........................                    12/16/10 to
                                                                               7.36        12/16/11          8,682,350
   8,800 KIK Custom Products, Inc., Term Loan ......................        7.46 to     05/31/14 to
                                                                              10.20        11/30/14          7,900,000

   2,344 Mattress Holdings Corp., Inc., Term .......................        7.32 to
            Loan ...................................................           7.41        01/18/14          2,226,919
   1,173 Mega Brands, Inc. (Canada), Term Loan .....................           7.25        07/26/12          1,127,546
     506 Spectrum Brands, Inc., Revolver Credit
            Agreement ..............................................           9.12        03/30/13            498,964
  10,207 Spectrum Brands, Inc., Term Loan ..........................        9.24 to
                                                                               9.75        03/30/13         10,068,808
   1,800 Targus Group International, Inc., Term
            Loan ...................................................          13.87        05/22/13          1,683,000
   4,478 Yankee Candle Co., Inc., Term Loan ........................           7.20        02/06/14          4,362,764
                                                                                                        --------------
                                                                                                            70,989,918
                                                                                                        --------------
         PAPER & FOREST PRODUCTS   2.7%
   3,000 Ainsworth Lumber Co., Ltd., Term Loan .....................           7.82        06/26/14          2,895,000
   4,354 Domtar Corp., Term Loan ...................................           6.48        03/07/14          4,288,444
  42,928 Georgia-Pacific Corp., Term Loan (a) ......................        6.95 to     12/20/12 to
                                                                               7.47        12/29/12         41,980,963
   3,055 NewPage Corp., Term Loan ..................................        7.37 to
                                                                               7.48        05/02/11          3,031,812
   2,089 Tidi Products, LLC, Term Loan .............................        8.23 to
                                                                               9.73        12/31/11          2,078,839
   7,298 White Birch Paper Co., (Canada) Term Loan .................           7.95        05/08/14          5,495,692
   6,745 Xerium Technologies, Inc., Term Loan ......................           7.95        05/18/12          6,399,408
                                                                                                        --------------
                                                                                                            66,170,158
                                                                                                        --------------
         PERSONAL & MISCELLANEOUS SERVICES   1.1%
  10,392 Affinion Group, Inc., Term Loan (a) .......................        7.50 to
                                                                               8.00        10/17/12         10,318,681
   6,752 Coinmach Laundry Corp., Term Loan (a) .....................        7.56 to
                                                                               7.88        12/19/12          6,718,224
   1,618 Omniflight Helicopters, Inc., Term Loan ...................        8.42 to     06/30/11 to
                                                                              10.00        09/30/12          1,593,778
   9,037 Sedgwick CMS Holdings, Inc., Term
            Loan ...................................................           7.45        01/31/13          8,895,886
                                                                                                        --------------
                                                                                                            27,526,569
                                                                                                        --------------
         PHARMACEUTICALS   1.0%
   7,500 Mylan Laboratories, Inc., Term Loan .......................           9.75        10/15/08          7,462,500
   2,233 Stiefel Laboratories, Inc., Term Loan .....................           7.50        12/28/13          2,191,254

  14,596 Warner Chilcott Holdings Co., Term ........................        7.20 to
            Loan ...................................................           7.36        01/18/12         14,399,366
                                                                                                        --------------
                                                                                                            24,053,120
                                                                                                        --------------
         PRINTING & PUBLISHING   10.2%
   4,988 Advanstar Communications, Inc., Term
            Loan ...................................................           7.45        05/31/14          4,750,594
   3,300 American Media Operations, Inc., Term
            Loan ...................................................           8.80        01/31/13          3,262,875
   1,939 Ascend Media Holdings, LLC, Term ..........................        9.20 to
            Loan ...................................................           9.70        01/31/12            828,799
   1,980 Black Press Group, Ltd., (Canada) Term Loan ...............           7.54        08/02/13          1,945,350
   1,995 CanWest MediaWorks, Ltd., Term Loan (a) ...................           7.54        07/10/14          1,975,050
   5,370 Canon Communications, LLC, Term
            Loan ...................................................           7.82        05/31/11          5,336,167
   2,173 Caribe Information Investment, Inc., ......................        7.21 to
            Term Loan ..............................................           7.76        03/31/13          2,124,342
  10,573 Cygnus Business Media, Inc., Term .........................        8.67 to
            Loan ...................................................           8.74        07/13/09         10,520,135
   1,000 DRI Holdings, Inc., Term Loan .............................        8.20 to
                                                                               8.31        07/03/14            970,000
  14,054 Endurance Business Media, Inc., Term ......................        7.51 to     07/26/13 to
            Loan ...................................................          12.01        01/26/14         13,755,423
   8,159 F&W Publications, Inc., Term Loan (a) .....................        7.61 to     02/05/13 to
                                                                               9.49        08/05/13          8,036,609
  12,375 Gatehouse Media, Inc., Term Loan ..........................        7.25 to
                                                                               7.51        08/28/14         11,547,422
   8,304 Haights Cross Operating Co., Term .........................        9.06 to
            Loan ...................................................          10.06        08/20/08          8,280,646
   7,950 Hanley-Wood, LLC, Term Loan ...............................        7.47 to
                                                                               7.50        03/08/14          6,608,029
   4,466 Idearc, Inc., Term Loan ...................................           7.20        11/17/14          4,410,190
   1,563 Intermedia Outdoor, Inc., Term Loan .......................           8.20        01/31/13          1,524,108
   1,998 Knowledgepoint360 Group, LLC, Term ........................        8.78 to     04/26/14 to
            Loan ...................................................          12.53        04/26/15          1,992,506
   2,347 MC Communications, LLC, Term Loan .........................        7.26 to
                                                                               7.85        12/31/10          2,282,563

  12,622 MediaNews Group, Inc., Term Loan ..........................        6.64 to     12/30/10 to
                                                                               7.14        08/02/13         12,018,465
   2,228 MediMedia USA, Inc., Term Loan ............................        7.18 to
                                                                               7.63        10/05/13          2,160,676
  11,250 Merrill Communications, LLC, Term .........................        7.00 to     05/15/11 to
            Loan ...................................................          11.25        11/15/13         11,080,984
   4,000 Network Communications, Inc., Term ........................        6.89 to
            Loan ...................................................           7.38        11/30/12          3,919,999
   7,432 Penton Media, Inc., Term Loan .............................        7.23 to     02/01/13 to
                                                                               9.98        02/01/14          7,036,231
   3,345 Proquest CSA LLC, Term Loan ...............................        7.82 to
                                                                               8.37        02/09/14          3,311,962
   3,731 Questex Media Group, Inc., Term Loan ......................        8.52 to
                                                                               8.58        05/04/14          3,656,012
  18,059 Reader's Digest Association, Inc., Term ...................        7.38 to
            Loan ...................................................           7.58        03/02/14         17,174,454
   7,659 R.H. Donnelley, Inc., Term Loan ...........................        6.46 to     12/31/09 to
                                                                               7.22        06/30/11          7,565,373
  18,214 Riverdeep Interactive Learning USA,
            Inc., Term Loan ........................................           7.95        12/20/13         18,138,397
     778 SGS International, Inc., Term Loan ........................        7.65 to
                                                                               7.88        12/30/11            769,985
   1,670 Source Media, Inc., Term Loan .............................           7.05        11/08/11          1,626,413
   1,500 Summit Business Media Intermediate,
            Term Loan ..............................................           7.51        07/06/14          1,477,500
   3,607 Thomas Nelson Publishers, Term Loan .......................        7.07 to
                                                                               7.54        06/12/12          3,457,830
  59,850 Tribune Co., Term Loan ....................................           8.24        05/19/14         55,720,350
  10,375 Yell Group, PLC, (United Kingdom) .........................        6.25 to     04/30/11 to
                 Term Loan .........................................           6.75        02/10/13         10,228,577
                                                                                                        --------------
                                                                                                           249,494,016
                                                                                                        --------------
         RESTAURANTS & FOOD SERVICE   2.2%
  21,748 Aramark Corp., Term Loan (a) ..............................           7.20        01/26/14         21,261,014
   7,218 Arby's, LLC, Term Loan ....................................        7.00 to
                                                                               7.45        07/25/12          7,098,156
     975 CBRL Group Inc., Term Loan ................................        6.86 to
                                                                               8.25        04/27/13            952,167
   3,192 Center Cut Hospitality, Inc., Term Loan ...................           7.50        07/06/14          3,172,050

   5,964 NPC International, Inc., Term Loan ........................        6.57 to
                                                                               7.14        05/03/13          5,754,909
     558 OSI Restaurant Partners, LLC, Revolving ...................           7.95        06/14/13            538,556
            Credit Agreement
   6,925 OSI Restaurant Partners, LLC, Term Loan ...................           7.06        06/14/13          6,689,678

   5,945 Sagittarius Restaurants, LLC, Term Loan ...................           7.45        03/29/13          5,498,927
   2,886 Sbarro, Inc., Term Loan ...................................           7.88        01/31/14          2,786,311
                                                                                                        --------------
                                                                                                            53,751,768
                                                                                                        --------------
         RETAIL - OFFICE PRODUCTS   0.3%
   8,293 Corporate Express US Finance, Inc., .......................        6.96 to     12/23/10 to
            (Netherlands) Term Loan (a) ............................           7.65        12/31/10          8,210,491
                                                                                                        --------------
         RETAIL - OIL & GAS   0.1%
   2,715 The Pantry, Inc., Term Loan ...............................           6.51        05/15/14          2,635,652
                                                                                                        --------------

         RETAIL - SPECIALTY   0.5%
  11,659 Nebraska Book Co., Inc., Term Loan ........................        7.65 to
                                                                               7.70        03/04/11         11,483,897
     415 Visant Holding Corp., Revolving Credit
            Agreement ..............................................           8.25        10/04/10            410,527
     696 Visant Holding Corp., Term Loan ...........................           7.20        12/21/11            691,696
                                                                                                        --------------
                                                                                                            12,586,120
                                                                                                        --------------
         RETAIL - STORES   2.4%
   5,940 Csk Auto, Inc., Term Loan (a) .............................           8.25        06/29/12          5,925,374
  20,000 Dollar General Corp, Term Loan ............................           7.71        07/06/14         19,284,380
   1,050 General Nutrition Centers, Inc.,
            Revolving Credit Agreement .............................           9.00        03/16/12            960,750
   5,373 General Nutrition Centers, Inc., Term
            Loan
                                                                               7.48        09/16/13          5,126,180
  13,183 Michael's Stores, Inc., Term Loan .........................        7.38 to
                                                                               7.63        10/31/13         12,659,072
   8,286 Neiman Marcus Group, Inc., Term Loan ......................           7.45        04/06/13          8,167,828
   3,115 Sally Holdings, Inc., Term Loan ...........................           8.01        11/16/13          3,060,635
   2,830 Savers, Inc., Term Loan ...................................           7.99        08/11/12          2,759,189
                                                                                                        --------------
                                                                                                            57,943,408
                                                                                                        --------------

         TELECOMMUNICATIONS - LOCAL EXCHANGE CARRIERS   1.1%
     400 Alaska Communications Systems
            Group, Inc., Term Loan .................................           6.95        02/01/12            392,100
   5,000 Fairpoint Communications, Inc., Term
            Loan (a) ...............................................           7.00        02/08/12          4,957,501
   4,069 Global Tel*Link Corp., Term Loan (a) ......................        5.10 to
                                                                               8.70        02/14/13          4,037,991
   1,496 Hargray Acquisition Co., Term Loan ........................           7.45        06/29/14          1,471,469
   3,092 NuVox Transition Subsidiary, LLC, .........................        8.66 to
            Term Loan ..............................................           8.97        05/31/14          3,068,093
   6,316 Orius Corp., LLC, Term Loan (c) (d) (e) ...................       11.00 to     01/23/09 to
                                                                              11.50        01/23/10          1,121,076
   2,255 Paetec Holding Corp., Term Loan ...........................           7.25        02/28/13          2,240,932
   8,222 Sorenson Communications, Inc., Term .......................        8.00 to     02/16/14 to
            Loan ...................................................          12.50        04/27/14          8,257,687
                                                                                                        --------------
                                                                                                            25,546,849
                                                                                                        --------------
         TELECOMMUNICATIONS - LONG DISTANCE   0.5%
   1,350 Intelsat, Ltd., (Bermuda) Term Loan .......................           7.86        02/01/14          1,338,187
   4,000 Level 3 Communications, Inc., Term Loan ...................           7.49        03/13/14          3,905,276
   7,421 Time Warner Telecom, Inc., Term Loan ......................           6.82        01/07/13          7,304,532
                                                                                                        --------------
                                                                                                            12,547,995
                                                                                                        --------------
         TELECOMMUNICATIONS - WIRELESS   1.2%
   5,970 American Cellular Corp., Term Loan (a) ....................           7.24        03/15/14          5,956,944
  10,000 Asurion Corp., Term Loan ..................................           8.36        07/03/14          9,796,880
   7,075 Centennial Cellular, Inc., Term Loan (a) ..................        7.20 to
                                                                               7.54        02/09/11          7,007,405
   6,123 Cricket Communications, Inc., Term
            Loan ...................................................           7.45        06/16/13          6,050,432
   1,337 MetroPCS Wireless, Inc., Term Loan ........................        7.50 to
                                                                               7.63        11/03/13          1,312,959
                                                                                                        --------------
                                                                                                            30,124,620
                                                                                                        --------------
         TEXTILES & LEATHER   1.5%
  10,930 Gold Toe Investment Corp., Term Loan ......................        7.60 to     10/30/13 to
                                                                              10.99        04/30/14         10,752,405
   8,059 HanesBrands, Inc., Term Loan ..............................        6.61 to     09/05/12 to
                                                                               6.82        09/05/13          7,964,523
   5,850 HBI Branded Apparel Ltd., Inc.,
            Term Loan ..............................................           8.82        03/05/14          5,890,219
   3,150 Levi Strauss & Co, Term Loan ..............................           7.57        03/27/14          2,978,064

   2,876 Propex Fabrics, Inc., Term Loan ...........................          10.58        07/31/12          2,574,433
   3,673 St. John Knits International, Inc., Term
            Loan ...................................................           8.20        03/21/12          3,617,460
   2,997 Varsity Brands, Inc., Term Loan ...........................        8.13 to
                                                                               9.00        02/22/14          2,952,476
                                                                                                        --------------
                                                                                                            36,729,580
                                                                                                        --------------
         TRANSPORTATION - CARGO   0.4%
     896 Cardinal Logistics Management, Inc.,
            Term Loan ..............................................           8.50        09/23/13            868,635
   4,988 JHCI Acquisitions, Inc., Term Loan ........................        7.53 to
                                                                               7.70        06/19/14          4,688,250
   1,645 Kenan Advantage Group, Inc., Term
            Loan ...................................................           8.20        12/16/11          1,616,296
   2,120 Quality Distribution, Inc., Term Loan .....................           7.82        11/13/09          2,066,724
                                                                                                        --------------
                                                                                                             9,239,905
                                                                                                        --------------
         TRANSPORTATION - PERSONAL   0.2%
     339 Coach America Holdings, Inc., Revolver
            Credit Agreement .......................................           8.05        10/20/14            311,864
   4,315 Coach America Holdings, Inc., Term ........................        7.98 to
            Loan ...................................................          11.71        04/20/14          3,730,190
     500 US Airways Group, Inc., Term Loan .........................           7.37        03/24/14            479,286
                                                                                                        --------------
                                                                                                             4,521,340
                                                                                                        --------------
         TRANSPORTATION-RAIL MANUFACTURING   0.3%
   5,572 Helm Holding Corp., Term Loan .............................        7.07 to
                                                                               7.61        07/08/11          5,432,677
   1,582 Standard Steel, LLC, Term Loan ............................        7.40 to
                                                                               7.70        06/30/12          1,558,270
                                                                                                        --------------
                                                                                                             6,990,947
                                                                                                        --------------
         UTILITIES   3.9%
     800 Astoria Generating Co., LP, Term Loan (a) .................           8.96        08/23/13            794,300
   4,000 Bicent Power, LLC, Term Loan ..............................           7.25        06/30/14          3,930,000
  12,992 First Light Power Resources, Term .........................        7.75 to     11/01/13 to
            Loan ...................................................           9.75        05/01/14         12,534,568
   2,102 InfrastruX Group, Inc., Term Loan .........................           9.25        11/03/12          1,997,367
   3,348 Longview Power, LLC, Term Loan ............................        7.13 to
                                                                               8.00        02/28/14          3,283,133
     170 Mirant North America, LLC, Revolving
            Credit Agreement .......................................           7.75        01/03/12            161,449

  40,663 NRG Energy, Inc., Term Loan ...............................           6.95        02/01/13         39,877,980
   2,455 NSG Holdings, LLC, Term Loan ..............................           7.21        06/15/14          2,356,597
   4,200 Primary Energy Operating, LLC, Term
            Loan ...................................................           8.29        08/24/09          4,123,875
  15,627 Thermal North America, Term Loan ..........................        7.88 to
                                                                               7.95        10/24/08         15,578,214
   5,943 TPF Generation Holdings, LLC, Term Loan ...................           7.20        12/15/13          5,794,243
     212 TPF Generation Holdings, LLC, Term ........................           9.45        12/15/14            208,701
   4,988 USPF Holdings, LLC, Term Loan .............................        6.96 to
                                                                               6.99        04/11/14          4,769,297
                                                                                                        --------------
                                                                                                            95,409,724
                                                                                                        --------------
         TOTAL VARIABLE RATE** SENIOR LOAN INTERESTS   120.2% ......                                     2,930,492,661
                                                                                                        --------------


Description                                                                                                 Value
  NOTES   0.8%
  Builders FirstSource, Inc. ($6,300,000 par, 9.81% coupon, maturing
     02/15/12) (g) ..........................................................................                5,953,500
  Compression Polymers Corp. ($2,300,000 par, 12.13% coupon, maturing
     07/01/12) (g) ..........................................................................                2,311,500
  Del Laboratories, Inc. ($5,600,000 par, 9.91% coupon, maturing 11/01/11)(g) ...............                5,740,000
  Qwest Corp. ($3,500,000 par, 8.94% coupon, maturing 06/15/13) (g) .........................                3,749,375
  Verso Paper Holdings, LLC ($1,500,000 par, 8.66% coupon, maturing 08/01/14)
     (g)(h)..................................................................................                1,515,000
                                                                                                        --------------
  TOTAL NOTES   0.8% ........................................................................               19,269,375
                                                                                                        --------------

EQUITIES   0.0%
  Aladdin Gaming Holdings, LLC (8.63% ownership interest, Acquisition date
     09/03/04, Cost $240,062) (i)(j) ........................................................                   53,798
  DecorateToday.com (198,600 common shares, Acquisition date 12/31/98,
     Cost $3,505,909) (f)(i) (j) ............................................................                        0
  Environmental Systems Products Holdings, Inc. (6,195 preferred shares,
     Acquisition date 06/22/04, Cost $25) (i)(j).............................................                  154,875
  Environmental Systems Products Holdings, Inc. (6,195 common shares,
     Acquisition date 06/22/04, Cost $0) (i)(j) .............................................                        0
  Gentek, Inc. (Canada) (1,040 common shares, Acquisition date 09/19/06,
  Cost $0) (i)(j) ...........................................................................                   35,360

  Gentek, Inc. (Canada)  (Warrants for 1,597 common shares, Acquisition
     date 10/17/06, Expiration date 10/31/10, Cost $0) (i)(j) ...............................                   74,735
  IDT Corp. (22,898 common shares) (i) ......................................................                  183,871
  London Fog Industries, Inc. (515,922 common shares) (i) ...................................                        0
  Railworks Corp. (Warrants for 1,037 common shares, Acquisition date
     07/28/05, Expiration date 06/14/11, Cost $2,557,518) (i)(j) ............................                        0

  Rotech Medical Corp. (94,289 common shares, Acquisition date 06/12/02,
     Cost $377,156)(i)(j) ...................................................................                        0
  Safelite Realty (48,903 common shares, Acquisition date 10/20/00, Cost $0)
     (f)(i)(j) ..............................................................................                        0
                                                                                                        --------------
  TOTAL EQUITIES   0.0% .....................................................................                  502,639
                                                                                                        --------------

  TOTAL LONG-TERM INVESTMENTS   121.0%
     (Cost $3,095,540,019) ..................................................................            2,950,264,675
                                                                                                        --------------

  SHORT-TERM INVESTMENTS 1.1%
  REPURCHASE AGREEMENTS   1.0%
  State Street Bank & Trust Corp. ($22,800,000 par collateralized by U.S.
     Government obligations in a pooled cash account, interest rate
     of 4.45%, dated 10/31/07, to be sold on 11/01/07 at $22,802,818) .......................               22,800,000

  TIME DEPOSIT   0.1%
  State Street Bank & Trust Corp. ($2,849,537 par, 2.40% coupon, dated
     10/31/07, to be sold on 11/01/07 at $2,849,727) ........................................                2,849,537
                                                                                                        --------------
  TOTAL SHORT-TERM INVESTMENTS   1.1%
     (Cost $25,649,537) .....................................................................               25,649,537
                                                                                                        --------------

  TOTAL INVESTMENTS   122.1%
     (Cost $3,121,189,556) ..................................................................            2,975,914,212

  BORROWINGS  (21.3%) .......................................................................             (520,000,000)

  LIABILITIES IN EXCESS OF OTHER ASSETS (0.8%) ..............................................              (18,656,320)
                                                                                                        --------------

  NET ASSETS 100.0% .........................................................................           $2,437,257,892
                                                                                                        ==============

NR -- Not rated

  Percentages are calculated as a percentage of net assets.
  (a) All or a portion of this security is designated in connection with unfunded loan commitments.
  (b) Payment-in-kind security.
  (c) This borrower is currently in liquidation.
  (d) This Senior Loan interest is non-income producing.
  (e) This borrower has filed for protection in federal bankruptcy court.
  (f) Affiliated company
  (g) Variable rate security. Interest rate shown is that in effect at October 31, 2007.
  (h) 144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of
      1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.
  (i) Non-income producing security as the stock or warrant currently does not declare dividends.
  (j) Restricted security. Securities were acquired through the restructuring of senior loans. These securities are restricted as they are not allowed to be deposited via the Depository Trust Company. If at a later point in time, the company wishes to register, the issuer will bear the costs associated with registration. The aggregate value of restricted securities represents 0.8% of the net assets of the Fund.

  *   Senior Loans in the Fund's portfolio generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a
      Borrower to prepay, prepayments of Senior Loans in the Fund's portfolio may occur. As a result, the actual remaining maturity of Senior Loans held in the Fund's portfolio may be substantially less than the stated
      maturities shown. Although the Fund is unable to accurately estimate the actual remaining maturity of individual Senior Loans, the Fund estimates that the actual average maturity of the Senior Loans held in its portfolio will be approximately 18-24 months.

  **  Senior Loans in which the Fund invests generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate ("LIBOR"), (ii) the
      prime rate offered by one or more major United States banks or (iii) the certificate of deposit rate. Senior
      Loans are generally considered to be restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.

RATINGS ALLOCATION AS OF 10/31/07
BBB/Baa                                                                                   0.2%
BB/Ba                                                                                    53.4
B/B                                                                                      26.6
CCC/Caa                                                                                   3.0
Non-Rated                                                                                16.8

SWAP AGREEMENTS OUTSTANDING AS OF OCTOBER 31, 2007:
CREDIT DEFAULT SWAPS

                                                        PAY/
                                                      RECEIVE                  NOTIONAL
                       REFERENCE         BUY/SELL       FIXED     EXPIRATION    AMOUNT     UPFRONT
COUNTERPARTY          ENTITY/INDEX      PROTECTION      RATE         DATE       (000)      PAYMENTS         VALUE
Goldman Sachs
  Credit            Standard Pacific
  Partners, L.P.      Corporation          Sell         3.40%      03/20/14     $2,500     $     0      $  (659,929)
Goldman Sachs
  Credit            Standard Pacific
  Partners, L.P.      Corporation          Sell         3.70       06/20/14      2,500           0         (643,793)
Goldman Sachs
  Credit            K. Hovnanian
  Partners, L.P.      Enterprises, Inc.    Sell         2.15       06/20/09      1,500           0         (148,050)
Goldman Sachs
  Credit            K. Hovnanian
  Partners, L.P.      Enterprises, Inc.    Sell         3.75       06/20/12      1,500           0         (234,751)
                                                                                           -------      -----------
TOTAL CREDIT DEFAULT SWAPS                                                                 $     0      $(1,686,523)
                                                                                           -------      -----------

Item 2.  Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Senior Loan Fund

By: /s/ Ronald E. Robison
    ---------------------
Name:  Ronald E. Robison
Title: Principal Executive Officer
Date:  December 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name:  Ronald E. Robison
Title: Principal Executive Officer
Date:  December 20, 2007

By: /s/ Stuart N. Schuldt
    ---------------------
Name:  Stuart N. Schuldt
Title: Principal Financial Officer
Date:  December 20, 2007